Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ (1)	$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	2	1
Currency forward contracts | Selling Marketing And Administration Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0
Currency forward contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(1)
Currency option contracts | Selling Marketing And Administration Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 2
Currency option contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ 2